Accounts payable, accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of accounts payable, accrued expenses and other liabilities
Accounts payable, accrued expenses and other liabilities consisted of the following as of December 31, 2018 and 2017:

	As of December 31,
	2018	2017
Accounts payable and accrued expenses	$294,251	$307,391
Deferred revenue	421,542	452,846
Accrued interest	262,559	254,865
Derivative liabilities (Note 11)	29,321	—
Guarantees (Note 28)	2,272	2,272
	$1,009,945	$1,017,374